Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock	Additional Paid-in Capital	Treasury Stock And Deferred Compensation	Retained Earnings Cumulative effect of adoption of ASU 2016-13	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Cumulative effect of adoption of ASU 2016-13	Total
Beginning Balance at Dec. 31, 2021	$ 6,054	$ 23,635	$ (2,799)		$ 37,847	$ 6,964		$ 71,701
Net Income (Loss)					8,657			8,657
Other comprehensive income (loss)						(16,300)		(16,300)
Cash dividends - per share					(4,559)			(4,559)
Shares activity for deferred compensation plan		164	(164)
Shares purchased for treasury stock			767					767
Expense related to share-based compensation plans		1,005						1,005
Restricted stock activity	(10)	10
Ending Balance at Dec. 31, 2022	6,044	24,814	(3,730)		41,945	(9,336)		59,737
Net Income (Loss)					8,950			8,950
Other comprehensive income (loss)						1,858		1,858
Cash dividends - per share					(4,789)			(4,789)
Shares activity for deferred compensation plan		461	(461)
Shares purchased for treasury stock			733					733
Expense related to share-based compensation plans		658						658
Restricted stock activity	20	(20)
Ending Balance at Dec. 31, 2023	$ 6,064	$ 25,913	$ (4,924)	$ (2,088)	$ 44,018	$ (7,478)	$ (2,088)	$ 63,593